Annual Fund Operating Expenses	Aug. 31, 2024
Schwab High Yield Bond ETF | Schwab High Yield Bond ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.03%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.03%	[1]
Schwab International Dividend Equity ETF | Schwab International Dividend Equity ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.14%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.14%
Schwab International Equity ETF | Schwab International Equity ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.06%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.06%
Schwab International Small-Cap Equity ETF | Schwab International Small-Cap Equity ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.11%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.11%
Schwab Emerging Markets Equity ETF | Schwab Emerging Markets Equity ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.11%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.11%
Schwab U.S. Broad Market ETF | Schwab U.S. Broad Market ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.03%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.03%
Schwab 1000 Index ETF | Schwab 1000 Index ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.05%
Schwab U.S. Large-Cap ETF | Schwab U.S. Large-Cap ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.03%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.03%
Schwab U.S. Large-Cap Growth ETF | Schwab U.S. Large-Cap Growth ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.04%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.04%
Schwab U.S. Large-Cap Value ETF | Schwab U.S. Large-Cap Value ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.04%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.04%
Schwab U.S. Mid-Cap ETF | Schwab U.S. Mid-Cap ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.04%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.04%
Schwab U.S. Small-Cap ETF | Schwab U.S. Small-Cap ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.04%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.04%
Schwab U.S. Dividend Equity ETF | Schwab U.S. Dividend Equity ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.06%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.06%

[1]	The information in the table has been restated to reflect current fees and expenses.
[2]	“Other expenses” is an estimate based on the expenses the fund expects to incur for its first full fiscal year.